Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Income Tax Expense

The components of income tax expense were:

Year Ended December 31 (Dollars in Millions)	2018	2017	2016

Federal
Current	$1,287	$2,086	$2,585
Deferred	(148)	(1,180)	(711)

Federal income tax	1,139	906	1,874

State
Current	395	201	337
Deferred	20	157	(50)

State income tax	415	358	287

Total income tax provision	$1,554	$1,264	$2,161

Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 21 Percent and 35 Percent to Company's Applicable Income Tax Expense

A reconciliation of expected income tax expense at the federal statutory rate of 21 percent for 2018 and 35 percent for 2017 and 2016 to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2018	2017	2016
Tax at statutory rate	$1,822	$2,631	$2,837
State income tax, at statutory rates, net of federal tax benefit	352	281	244
Tax effect of
Revaluation of tax related assets and liabilities(a)	—	(910)	—
Tax credits and benefits, net of related expenses	(513)	(774)	(710)
Tax-exempt income	(130)	(200)	(196)
Noncontrolling interests	(6)	(12)	(20)
Nondeductible legal and regulatory expenses	52	213	30
Other items(b)	(23)	35	(24)

Applicable income taxes	$1,554	$1,264	$2,161
(a)

In late 2017, tax legislation was enacted that, among other provisions, reduced the federal statutory rate for corporations from 35 percent to 21 percent effective in 2018. In accordance with generally accepted accounting principles, the Company revalued its deferred tax assets and liabilities at December 31, 2017, resulting in an estimated net tax benefit of $910 million, which the Company recorded in 2017.

(b)	Includes excess tax benefits associated with stock-based compensation and adjustments related to deferred tax assets and liabilities.

Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances

A reconciliation of the changes in the federal, state and foreign unrecognized tax position balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2018	2017	2016
Balance at beginning of period	$287	$302	$243
Additions (reductions) for tax positions taken in prior years	93	3	57
Additions for tax positions taken in the current year	10	9	12
Exam resolutions	(51)	(23)	(6)
Statute expirations	(4)	(4)	(4)

Balance at end of period	$335	$287	$302

Significant Components of the Company's Net Deferred Tax Asset (Liability)

The significant components of the Company’s net deferred tax asset (liability) follows:

At December 31 (Dollars in Millions)	2018	2017

Deferred Tax Assets
Federal, state and foreign net operating loss and credit carryforwards	$2,699	$2,249
Allowance for credit losses	1,141	1,116
Accrued expenses	508	468
Securities available-for-sale and financial instruments	278	111
Pension and postretirement benefits	85	—
Stock compensation	79	79
Partnerships and other investment assets	69	252
Fixed assets	58	—
Other deferred tax assets, net	268	215

Gross deferred tax assets	5,185	4,490

Deferred Tax Liabilities
Leasing activities	(2,652)	(2,277)
Goodwill and other intangible assets	(703)	(693)
Mortgage servicing rights	(642)	(604)
Loans	(168)	(160)
Pension and postretirement benefits	—	(20)
Fixed assets	—	(4)
Other deferred tax liabilities, net	(102)	(131)

Gross deferred tax liabilities	(4,267)	(3,889)
Valuation allowance	(109)	(128)

Net Deferred Tax Asset (Liability)	$809	$473